Stock Split Index Fund
STOCK SPLIT INDEX FUND FUND SUMMARY
Investment Objective
The Stock Split Index Fund® (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the 2 For 1 Index® (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Stock Split Index Fund Stock Split Index Fund
Management Fees	0.55%
Distribution (Rule 12b-1) Fees	none
Other Expenses	5.67%
Total Annual Fund Operating Expenses	6.22%
Fee Waiver and Expense Reimbursement	(5.67%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.55%	[1]
[1]	USCF Advisers LLC (the "Adviser") has contractually agreed to waive or reduce its fees and to reimburse the Fund for its expenses until October 31, 2017, so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, and other expenses that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, if any, and payments, if any, under the Fund's Rule 12b-1 plan) of the Fund are limited to 0.55% of the Fund's average daily net assets. Prior to such date, the expense limitation may be terminated only by a vote of the Fund's board of trustees (the "Board"). After such date, the expense limitation may be renewed, terminated or revised by the Adviser, but the Advisor must provide the Board with 90 days' notice of any termination. The Adviser is permitted to recoup from the Fund previously waived advisory fees or reimbursed expenses for three years from the date on which fees were waived or expenses reimbursed, as long as such recoupment does not cause the Fund's total annual fund operating expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed

Example:

The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same (except that the example incorporates the fee waiver for only the first year). This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Stock Split Index Fund | Stock Split Index Fund | USD ($)	56	1,340	2,592	5,592

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. For the fiscal year ended June 30, 2016, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” - or indexing - investment approach designed to track the performance, before fees and expenses, of the Index. The Fund generally will invest in substantially all of the securities included in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in cash and cash equivalents or money market instruments. The Fund is non-diversified.

The Index is an equally-weighted index, rebalanced monthly, comprised of companies listed on a U.S. stock exchange (“U.S. Exchange”), such as the New York Stock Exchange (“NYSE”) or NASDAQ Global Market, that have recently announced a stock split, or have recently undergone a stock split, of two new shares for every one existing share (or, in some cases, an exchange ratio of greater than two shares for one share). Under normal market circumstances, the Index will consist of 30 stocks. The Index can consist of both domestic and foreign stock, as long as such stock is traded on a U.S. Exchange. The Index is comprised only of common stock. The Index is based on the model portfolio of the stocks (the “Model Portfolio”) of companies that have recently announced a stock split or have recently split as published each month in the “2 for 1 Newsletter” (the “Newsletter”). The Newsletter is an investment newsletter that publishes research and analysis, including the Model Portfolio, on U.S. listed stocks that have recently announced a split or have recently split. The Newsletter has been published monthly since 1996.

The Model Portfolio and the Index typically add and remove one new company’s stock each month to the list of companies. The stock being added will be a stock that has recently undergone or announced a stock split, usually within the last month or two of its inclusion. The stock being removed is typically the stock that has been in the Model Portfolio the longest. As a result, under most circumstances, a stock will remain in the Model Portfolio for no more than 30 months. The stocks selected may be from a wide range of industries and from a wide range of market capitalizations.

The Index is sponsored by Neil Macneale, Inc. (the “Index Provider”). The Index Provider is also the publisher of the Newsletter and has been since 1996. Neither the Index Provider nor the Newsletter is a registered investment adviser. The Index’s daily values will be compiled and distributed by NYSE Arca, Inc. (the “Index Calculation Agent”). Neither the Index Provider nor the Index Calculation Agent is affiliated with the USCF ETF Trust (the “Trust”), the Fund, the Adviser or the Distributor (as defined below) or with any affiliate of these companies. The Index Calculation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities of the Index. The Index Calculation Agent publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. For more information about the risks of investing in the Fund, see the section in this Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Strategy Risks. The Fund’s principal investment strategy is to invest in the stocks included in the Index. The Index consists solely of stocks that have recently experienced or announced a stock split. Also, as noted above, the Fund may invest in other instruments, including cash, cash equivalents or money market instruments. Accordingly, the Fund’s investment strategy involves the following risks, some of which relate to the nature of the Fund’s passive management strategy (e.g., concentration and non-correlation risk), and some of which relate to the specific stock in which the Fund invests (e.g., sector and capitalization risks).

Passive Investment Risk. The Fund does not attempt to outperform the Index or take defensive positions in declining markets.

Concentration Non-Diversification Risk. The Fund’s investment strategy of investing in the stocks included in the Index may also lead to concentration risk and non-diversification risk. This is because the Fund will invest principally in stocks included in the Index without regard to whether holding a portfolio of the stocks of approximately 30 companies presents adequate diversification among individual companies, and without regard to whether its investments are overly-concentrated in particular asset classes or industry sectors. Because the Fund may be non-diversified, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Sector Risks:

Consumer Discretionary Investing. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns.

Consumer Staples Investing. The consumer staples sector consists of, for example, companies whose primary lines of business are food, beverage or other household items. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global economic conditions.

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rates of default on corporate, consumer and government debt, and the availability and cost of capital.

Health Care Investing. The health care sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Industrial Investing. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies.

Information Technology Investing. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

Utilities Investing. The utilities sector is subject to a number of risks, including decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs. The utilities sector also is typically sensitive to changes in interest rates.

Capitalization Risks:

Small-Capitalization Investing. Small-capitalization stocks typically carry additional risks since smaller companies generally have a higher risk of failure. Their stocks are subject to a greater degree of volatility, trade in lower volume and may be less liquid.

Mid-Capitalization Investing. Similar to the risks of small-capitalization stocks, mid-capitalization stocks typically carry additional risks since smaller companies generally have a higher risk of failure. Their stocks are subject to a greater degree of volatility, trade in lower volume and may be less liquid.

Large-Capitalization Investing. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities. Foreign securities, even those traded on U.S. Exchanges in which the Fund invests, are subject to different risks because the companies abroad are subject to various regulatory, legal, and tax regimes, that can have very different consequences. Also, foreign companies are much more likely to be influenced by market forces that may not impact U.S. companies.

Cash, Cash Equivalents and Money Market Instruments. To the extent the Fund’s cash held in bank deposit accounts exceeds federally insured limits, the Fund could experience losses if banks fail. In addition, there is a risk that investments held in money market instruments can suffer losses. Also, at any particular time that the Fund’s assets include cash, cash equivalents or money market instruments, the Fund’s returns may inadequately track the return that could have been generated by stocks included in the Index. Such a potential negative impact on correlation may be exacerbated when the prevailing interest rates differ from the return of the Index.

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s net asset value per share (“NAV”) and market price, like security prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Common Stock. The market value of shares of common stock can be volatile and change quickly. Common stock has the potential for loss.

Correlation Risk. As with all index funds, the performance of the Fund may not closely track the performance of the Index for a variety of reasons.

Shares of the Fund May Trade at Prices Other Than NAV. As with shares of all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of the Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on the liquidity for the ETF’s shares could, in turn, lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Fluctuation of NAV. The market prices of the shares of the Fund will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund shares on the NYSE Arca, Inc. (the “Listing Exchange”). The Adviser cannot predict whether the Fund shares will trade below, at or above their NAV.

Limited Operating History Risk. As a fund with limited operating history, there can be no assurance that the Fund will grow to or maintain an economically viable size. In this case, the Fund may be unable to achieve its investment objective or experience more difficulty achieving its investment objective, or the Fund may ultimately liquidate at an inopportune time for investors. A liquidation of the Fund may also result in adverse tax consequences. The Adviser also has limited experience managing an equity ETF.

Secondary Market Risk. Although the Fund’s shares are listed for trading on the Listing Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. In times of market stress, market makers or other authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders, and this could, in turn, lead to variances between the market price of the Fund’s shares and the underlying value of those shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Fund Performance

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available online at www.uscfinvestments.com.

Year by Year Returns (Years ended December 31)

Highest Performing Quarter:	7.26% in 4th quarter of 2014
Lowest Performing Quarter:	(4.88)% in 3rd quarter of 2015
YTD Return as of 09/30/2016:	6.48%

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Stock Split Index Fund	1 Year		Since Inception		Inception Date
Stock Split Index Fund	0.31%		4.29%		Sep. 15, 2014
Stock Split Index Fund | After Taxes on Distributions	(1.61%)		2.61%		Sep. 15, 2014
Stock Split Index Fund | After Taxes on Distributions and Sales	0.51%		2.73%		Sep. 15, 2014
2 for 1 Index	0.90%	[1]	4.89%	[1]	Sep. 15, 2014
S&P 500 Index	1.38%	[1]	4.47%	[1]	Sep. 15, 2014
[1]	Reflects no deductions for fees, expenses or taxes.